Significant accounting policies - Additional Information (Detail) ₨ in Millions, $ in Millions							12 Months Ended
	Apr. 30, 2022 INR (₨)	Sep. 30, 2021 INR (₨)	Apr. 04, 2021	Mar. 30, 2021	May 29, 2018 a	Apr. 07, 2017	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Concession period for Port concession rights							30 years from the date of the award	30 years from the date of the award
Alloted land for future expansion cancelled due to dispute | a					342.22
Mining related inventory							₨ 143,253		₨ 99,509				$ 1,888
Carrying amount of assets							1,929,507		1,771,247				25,432
Carrying value of existing plant assets at copper							₨ 17,281		₨ 18,257				228
DGH demand relating to audit exceptions	₨ 259
Statutory income tax rate							34.94%	34.94%	34.94%	34.94%
Effective From First April Two Thousand And Nineteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Statutory income tax rate							22.00%	22.00%
Before First Of April Two Thousand And Ninteen [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Statutory income tax rate							30.00%	30.00%
Vedantha limited and subsidaries limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost Incurred In Field Development Plan		₨ 202
Development area [member] | Rajasthan block [member] | Vedantha limited and subsidaries limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Period Of Block Extension Not Objected By Court							10-year	10-year
Production sharing contract [member] | Development area [member] | Rajasthan block [member] | Government of India [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Costs incurred field development plan											₨ 15,240	$ 202
Vedanta limited and subsidaries [member] | Development area [member] | Rajasthan block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in GOI share of profit oil						10.00%
Common costs field development plan											27,520	364
Perod of RJ block extenson						10 years
Revised common costs field development plan							₨ 34,650	$ 458
Legal Dispute On Percentage Increase In Share Of Profit Petroleum.							10.00%	10.00%
Vedanta limited and subsidaries [member] | Development area [member] | Rajasthan block [member] | May 15, 2020 till 31st Dec 2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage Of Additional Profit Petroleum Paid Due To Government				10.00%
Vedanta limited and subsidaries [member] | Development area [member] | Rajasthan block [member] | January 01, 2021 to March 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Percentage Of Additional Profit Petroleum Paid Due To Government			10.00%
Vedanta limited and subsidaries [member] | Production sharing contract [member] | Development area [member] | Rajasthan block [member]
Disclosure of detailed information about property, plant and equipment [line items]
Common costs field development plan											₨ 27,520	$ 364
ESL Steel Limited [Member] | Other environment related provision [member]
Disclosure of detailed information about property, plant and equipment [line items]
Provision for environment clearance							₨ 69	$ 1	₨ 2,135
ESL Steel Limited [Member] | Wildlife Conservation Plan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additional Provision Provided Against Final Order Relating To Conservation Plan							₨ 69	$ 1
Top of range [member] | Raw materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank acceptances liabilities maturity period							12 months	12 months
Top of range [member] | Project materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Bank acceptances liabilities maturity period							36 months	36 months
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets							2-5 years	2-5 years
Mining rights [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets							16-25 years	16-25 years
Technological know-how and brand [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of other intangible assets							ten years	ten years
Assets Under Expansion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mining related inventory							₨ 3,007						40
Impairment loss										₨ 6,692
Carrying amount of assets							410		₨ 965				5
Carrying value of existing and expansion plant assets							₨ 12,129						$ 160